Other operating income and expense (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	[1]	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating profit, other operating income and expense
Total other operating income and expense	$ 60		$ 784	$ 127	$ 1,163
Brazikumab licence termination funding
Operating profit, other operating income and expense
Total other operating income and expense					75
Divestment of US rights to Pulmicort Flexhaler
Operating profit, other operating income and expense
Total other operating income and expense					241
Update to the contractual relationships for Beyfortus (nirsevimab)
Operating profit, other operating income and expense
Total other operating income and expense					712
Other
Operating profit, other operating income and expense
Total other operating income and expense				$ 127	$ 135

[1]	The Q2 2024 and Q2 2023 information in respect of the three months ended 30 June 2024 and 30 June 2023 respectively included in the Interim financial statements have not been reviewed by PricewaterhouseCoopers LLP.